SUPPLEMENT DATED JULY 5, 2023
                    TO THE VARIABLE ANNUITY PROSPECTUSESES
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                   AMERICAN GENERAL LIFE INSURANCE COMPANY

                          Variable Separate Account
                        Anchor Advisor Variable Annuity
                 Polaris II Platinum Series Variable Annuity
                      Polaris Advantage Variable Annuity
                     Polaris Advantage II Variable Annuity
                       Polaris Advisor Variable Annuity
                     Polaris Advisor III Variable Annuity
                      Polaris Protector Variable Annuity
                 Polaris Preferred Solution Variable Annuity
                   Polaris Select Investor Variable Annuity


                       Variable Annuity Account Seven
                  Polaris II Asset Manager Variable Annuity
                       Polaris Plus Variable Annuity


       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                       FS Variable Separate Account
                  Polaris Select Investor Variable Annuity
                        Polaris Variable Annuity
                       FSA Advisor Variable Annuity
                      Polaris Choice Variable Annuity
              Polaris II A-Class Platinum Series Variable Annuity
                     Polaris Advantage Variable Annuity
                       Polaris II Variable Annuity
                    Polaris Choice III Variable Annuity
                    Polaris Choice IV Variable Annuity
                   Polaris Advantage II Variable Annuity


               THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                       VALIC Separate Account A
                   Polaris Choice Elite Variable Annuity
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You should read this information carefully and retain this supplement for future reference together with the prospectus for your policy.

Effective on or about July 5, 2023, the SA Invesco Main Street Large Cap Portfolio will be renamed the SA JPMorgan Large Cap Core Portfolio (the "Fund") and the subadvisor will be changed from Invesco Advisers, Inc. to J.P. Morgan Investment Management Inc. Accordingly, all references to "SA Invesco Main Street Large Cap Portfolio" in the prospectuses will be replaced with "SA JPMorgan Large Cap Core Portfolio."


Additional information regarding the Fund, including the Fund prospectus, may be obtained by visiting our website at www.corebridgefinanical.com/ProductProspectuses or by calling (855) 421-2692.



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